18. Restatement (Details - Cash flow) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,990,459)	$ (1,270,801)	$ (4,871,846)	$ (5,015,460)	$ (603,869)	$ (92,720)	$ (9,133,106)	$ (5,712,049)	$ (6,265,251)	$ (3,651,995)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation							53,549	59,730	79,299	227,959
Loss from disposal of fixed assets									874	38,584
(gain) from debt forgiveness										0
Loss from impairment of goodwill										932,529
(Gain) on settlement of liabilities										(38,220)
Loss on settlement of note payable - related party									0	84,153
Amortization of loan discount							509,586	765,901	201,440	573,605
Change in value of derivative liability										36,469
Stock based compensation							0	87,472	287,472	285,623
Warrants expense									0	96,753
Convertible note issued for conversion cost reimbursement							13,520	18,880	137,705	0
Convertible note issued for services rendered									0	80,000
(Increase) decrease in:
Accounts receivable							(161,694)	61,898	88,047	(31,053)
Inventory							0	43,849	43,849	(4,699)
Other assets										(15,072)
Deposits							5,000	0	0	0
Prepaids and other current assets							203	(35,288)	(34,965)	25,359
Accounts payable							(344,156)	(74,993)	325,889	140,837
Accrued expenses							390,000	135,910	(371,551)	(152,261)
Interest payable							146,917	169,896	269,706	80,740
Taxes payable							0	(4,500)	(15,865)	(7,579)
Accrued payroll taxes							0	39,149	(98,868)	(39,736)
Accrued officers' salaries							37,450	290,000	411,487	723,100
Net cash used in operating activities									(1,098,816)	(614,904)
INVESTING ACTIVITIES
Purchase of intangible assets									0	(5,000)
Disposal of fixed assets										0
Purchase of fixed assets							0	91,847	91,847	(7,800)
Net cash provided by (used in) investing activities									(760,153)	(12,800)
FINANCING ACTIVITIES
Due to related party									0	(91,791)
Proceeds from sales of stock									0	40,000
Proceeds from convertible notes payable							193,500	890,605	1,652,603	687,200
Proceeds from notes payable - related party							0	27,393	58,653	46,176
Proceeds from notes payable -third party										25,343
Proceeds from line of credit							0		0	16,841
Repayments to line of credit							(1,999)	(9,343)	(13,499)	(11,343)
(Repayments to) convertible notes payable									0	(68,684)
(Repayments to) notes payable							0		0	(10,000)
Net cash provided by financing activities									1,809,753	633,742
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS							26,664	(31,573)	(49,216)	6,038
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD			$ 158,676			207,892	158,676	207,892	207,892	62,948
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 144,971			198,834			144,971	198,834	158,676	207,892
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for Income tax										0
Cash paid during the period for Interest							67,394	73,858	184,240	30,866
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock to be issued for settlement of accrued expense										1,415,600
Common stock issued upon conversion of notes payable							950,237	575,672	997,303	143,863
Common stock issued for settlement of note payable - related party										451,891
Conversion of preferred stock to common stock							0	5,097	5,097	1,744
Common stock cancellation related to accrued liability									0	2,500
Series H Preferred Stock issued for prior year acquisition										728,907
Series B preferred shares issued for debt settlement									0	60,000
Debt discount from issuance of warrant									0	219,210
Derivative Resolution upon conversion							2,721,606	1,295,485		405,443
Reclassification to derivative liabilities from additional paid in capital				$ 50,000						1,972,999
Debt discount from derivative liabilities							$ 258,000	675,792	0	535,878
Cash carried over from acquisition										0
Scenario, Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss										(5,000,319)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation										268,211
Loss from disposal of fixed assets										0
(gain) from debt forgiveness										46,009
Loss from impairment of goodwill										932,529
(Gain) on settlement of liabilities										0
Loss on settlement of note payable - related party										0
Amortization of loan discount										596,775
Change in value of derivative liability										1,386,055
Stock based compensation										402,994
Warrants expense										98,573
Convertible note issued for conversion cost reimbursement										9,500
Convertible note issued for services rendered										80,000
(Increase) decrease in:
Accounts receivable										(31,053)
Inventory										(4,699)
Other assets										0
Deposits										(5,072)
Prepaids and other current assets										25,359
Accounts payable										127,336
Accrued expenses										(347,629)
Interest payable										98,315
Taxes payable										7,579
Accrued payroll taxes										(39,736)
Accrued officers' salaries										700,600
Net cash used in operating activities										(663,830)
INVESTING ACTIVITIES
Purchase of intangible assets										(5,000)
Purchase of fixed assets										(9,468)
Net cash provided by (used in) investing activities										(14,468)
FINANCING ACTIVITIES
Due to related party										(37,059)
Proceeds from sales of stock										40,000
Shareholder contributions										24,061
Proceeds from convertible notes payable										705,177
Proceeds from notes payable - related party										0
Proceeds from notes payable -third party										0
Proceeds from line of credit										5,498
Repayments to line of credit										0
(Repayments to) convertible notes payable										(43,341)
(Repayments to) notes payable										(10,000)
Net cash provided by financing activities										684,336
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS										6,038
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD						68,986		68,986	68,986	62,948
CASH AND CASH EQUIVALENTS, END OF PERIOD										68,986
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for Interest										0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock to be issued for settlement of accrued expense										1,415,600
Common stock issued upon conversion of notes payable										143,863
Common stock issued for settlement of note payable - related party										0
Conversion of preferred stock to common stock										9,171
Common stock cancellation related to accrued liability										0
Series H Preferred Stock issued for prior year acquisition										728,907
Series B preferred shares issued for debt settlement										0
Debt discount from issuance of warrant										0
Derivative Resolution upon conversion										0
Reclassification to derivative liabilities from additional paid in capital										1,033,004
Debt discount from derivative liabilities										0
Cash carried over from acquisition										0
Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss										1,348,324
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation										(40,252)
Loss from disposal of fixed assets										38,584
(gain) from debt forgiveness										(46,009)
Loss from impairment of goodwill										0
(Gain) on settlement of liabilities										(38,220)
Loss on settlement of note payable - related party										84,153
Amortization of loan discount										(23,170)
Change in value of derivative liability										(1,349,586)
Stock based compensation										(117,371)
Warrants expense										(1,820)
Convertible note issued for conversion cost reimbursement										(9,500)
Convertible note issued for services rendered										0
(Increase) decrease in:
Accounts receivable										0
Inventory										0
Other assets										(15,072)
Deposits										5,072
Prepaids and other current assets										0
Accounts payable										13,501
Accrued expenses										195,368
Interest payable										(17,575)
Taxes payable										(15,158)
Accrued payroll taxes										0
Accrued officers' salaries										22,500
Net cash used in operating activities										48,926
INVESTING ACTIVITIES
Purchase of intangible assets										0
Purchase of fixed assets										1,668
Net cash provided by (used in) investing activities										1,668
FINANCING ACTIVITIES
Due to related party										(54,732)
Proceeds from sales of stock										0
Proceeds from convertible notes payable										(17,977)
Proceeds from notes payable - related party										46,176
Proceeds from notes payable -third party										25,343
Proceeds from line of credit										11,343
Repayments to line of credit										(11,343)
(Repayments to) convertible notes payable										(25,343)
(Repayments to) notes payable										0
Net cash provided by financing activities										(50,594)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS										0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD						$ 0		$ 0	$ 0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD										0
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for Interest										30,866
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock to be issued for settlement of accrued expense										0
Common stock issued upon conversion of notes payable										0
Common stock issued for settlement of note payable - related party										451,891
Conversion of preferred stock to common stock										(7,427)
Common stock cancellation related to accrued liability										2,500
Series H Preferred Stock issued for prior year acquisition										0
Series B preferred shares issued for debt settlement										60,000
Debt discount from issuance of warrant										219,210
Derivative Resolution upon conversion										405,443
Reclassification to derivative liabilities from additional paid in capital										939,995
Debt discount from derivative liabilities										535,878
Cash carried over from acquisition										$ 0